Loans and advances to customers - Schedule of Undrawn Balances (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 4,796
Allowance account for credit losses of financial assets at end of period	5,028
Stage 1
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	816
Allowance account for credit losses of financial assets at end of period	897
Stage 2
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,970
Allowance account for credit losses of financial assets at end of period	1,958
Stage 3
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,757
Allowance account for credit losses of financial assets at end of period	1,898
POCI
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	253
Allowance account for credit losses of financial assets at end of period	£ 275